UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2017 (Unaudited)

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 15.7%
Anta Sports Products	77,000	$324,620
BYD Company, Class H	37,500	355,676
Ctrip.com International - ADR *	8,850	466,749
Great Wall Motor, Class H	136,000	168,322
Haier Electronics Group	106,000	259,445
IMAX China Holding *	107,000	323,277
Man Wah Holdings	89,200	80,043
Samsonite International	55,700	239,554
		2,217,686
Consumer Staples - 7.0%
China Mengniu Dairy	209,000	586,271
Hengan International Group	26,500	245,755
Tsingtao Brewery, Class H	42,000	161,391
		993,417
Financials - 20.2%
Bank Of China, Class H	471,000	233,957
China Life Insurance, Class H	101,000	302,753
CITIC Securities, Class H	175,000	386,186
Haitong Securities, Class H	168,400	273,187
Hong Kong Exchanges & Clearing	8,700	234,970
Industrial & Commercial Bank of China, Class H	571,000	426,828
PICC Property & Casualty, Class H	159,668	283,236
Ping An Insurance Group, Class H	92,000	710,646
		2,851,763
Health Care - 7.1%
CSPC Pharmaceutical Group	234,000	393,260
Sino Biopharmaceutical	175,000	185,401
Sinopharm Group, Class H	94,800	419,916
		998,577
Industrials - 11.5%
Air China, Class H	321,000	266,992
AviChina Industry & Technology, Class H	315,000	190,685
Beijing Capital International Airport, Class H	137,000	204,484
China Eastern Airlines	500,000	247,084
China Everbright International	136,000	171,378
CRRC, Class H	215,000	191,545
Zhuzhou CSR Times Electric, Class H	64,500	362,041
		1,634,209
Information Technology # - 28.0%
AAC Technologies	14,500	245,363
Alibaba Group Holding - ADR *	6,960	1,202,062
Baidu - ADR *	1,785	442,127
Tencent Holdings	41,700	1,823,153
TravelSky Technology, Class H	94,000	245,899
		3,958,604
Materials - 2.1%
Bloomage Biotechnology	85,000	169,755
China Lumena New Materials * (a)	284,000	1,818
Nine Dragons Paper Holdings	67,000	132,596
		304,169
Telecommunication Services - 5.4%
China Mobile	51,500	522,826
China Telecom, Class H	482,000	247,983
		770,809
Utilities - 1.0%
China Resources Gas Group	40,000	139,627
TOTAL COMMON STOCKS
(Cost $10,218,240)		13,868,861

SHORT-TERM INVESTMENT - 2.1%
Invesco Government TaxAdvantage Portfolio, Institutional Class, 0.88% ^
(Cost $289,706)	289,706	289,706

Total Investments - 100.1%
(Cost $10,507,946)		14,158,567
Other Assets and Liabilities, Net - (0.1)%		(10,355)
Total Net Assets - 100.0%		$14,148,212

*	Non-income producing security.
#
As of September 30, 2017, the Fund had a significant portion of its assets invested in this sector.  The information technology sector may be more greatly impacted by changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2017, the fair value of these investments were $1,818 or 0.0% of total net assets.  Information concerning the illiquid securities is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	China Lumena New Materials	284,000	11/13 - 01/14	$60,819

^	Variable Rate Security - The rate shown is the annualized seven day effective yield as of September 30, 2017.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,110,938	$11,756,105	$1,818	$13,868,861
Short-Term Investment	289,706	–	–	289,706
Total Investments	$2,400,644	$11,756,105	$1,818	$14,158,567

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 6/30/2017	$1,819
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(1)
Net purchases (sales)	-
Transfers out of Level 3	-
Balance as of 9/30/2017	$1,818
Change in unrealized depreciation of Level 3 securities as of September 30, 2017	$(1)

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2017, the Fund recognized no transfers to/from Level 1 or Level 2.  The Level 3 investments as of September 30, 2017 represented 0.0% of net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of September 30, 2017:

Type of Security	Fair Value as of 9/30/2017	Valutaion Technique	Unobservable Input	Discount
Common Stocks	$1,818	Consensus pricing	Discount for lack of marketability	99%

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

                                                                                                                                   AC ONE
 China Fund

Cost of investments $   10,507,946
Gross unrealized appreciation        4,327,533
Gross unrealized depreciation         (676,912)
Net unrealized appreciation       $   3,650,621

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date                                          November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date                                          November 27, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date                                          November 27, 2017